DISCONTINUED OPERATIONS (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Administrative expenses	$ (550)	¥ (3,996)	¥ (4,879)
Other income			500
Finance costs	(4)	(30)	(44)
Finance income	6	42	3
LOSS BEFORE INCOME TAX	(17)	(122)	(4,506)
Income tax expense			1,827
PSTT [Member]
IfrsStatementLineItems [Line Items]
Revenue			12,216
Cost of sales			(5,376)
GROSS PROFIT			6,840
Selling and distribution expenses			(420)
Administrative expenses			(5,139)
Other income			142
Impairment losses on financial assets			(10,763)
Finance costs			(1,886)
Finance income			8,098
LOSS BEFORE INCOME TAX			(3,128)
Income tax expense			(1,827)
LOSS FOR THE PERIOD FROM THE DISCONTINUED OPERATIONS			(4,955)
ATTRIBUTABLE TO:
Owners of the Company			(6,236)
Non-controlling interests			¥ 1,281